DUE TO BANKS AND CORRESPONDENTS, International funds and others (Details) S/ in Thousands, $ in Millions			12 Months Ended
		Nov. 30, 2022 Bank	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			S/ 5,821,219	S/ 7,362,734
Nominal amount			S/ 99,017,564	S/ 65,749,481
Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Maturity date			January 2025	January 2024
Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Maturity date			April 2035	April 2035
Soles Currency [Member] | Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate			5.03%	2.23%	5.03%	2.23%
Soles Currency [Member] | Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate			7.86%	9.33%	7.86%	9.33%
Cross Currency Swap Contract [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Nominal amount			S/ 225,800	S/ 222,500	$ 60.0	$ 60.0
Sumitomo Mitsui Banking Corporation [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			752,800	426,535
Caixabank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]		590,948	370,900
International Finance Corporation (IFC) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]		570,540	567,240
Bank of America N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			564,600	1,019,975
Standard Chartered Bank Hong Kong LTD [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[2]		564,600	483,654
State Bank of India [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			564,600	0
Banco De La Nacion [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			400,000	355,000
Citibank N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			376,401	185,450
Commerzbank AG [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			376,400	370,900
Bank of New York Mellon [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			188,200	593,440
Corporacion Financiera de Desarrollo (COFIDE) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			115,760	409,890
Banco BBVA Peru [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			110,000	60,000
Bancoldex [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			108,035	45,292
Banco Bice [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			104,425	0
ICBC Peru Bank S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			60,000	50,000
Notional amount			74,200		20.0
Banco Nacional de Bolivia S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			54,986	50,994
Banco Bisa S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			52,133	51,364
Banco Internacional [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			49,947	0
Banco Security [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			47,710	0
JP Morgan Chase & Co. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[3]		45,365	0
Banco de Occidente [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			34,162	47,463
Bancolombia S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			25,013	58,171
Club Deal Loan [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[2]		0	923,965
Wells Fargo Bank N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			0	898,275
Zurcher Kantonalbank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			0	185,450
Bradesco Bac Florida Bank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			0	92,725
Banco Internacional del Peru S.A.A. (Interbank) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			0	50,933
Others [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others			S/ 64,594	65,118
Wells Fargo Bank NY-Agent Administrative, Standard Chartered Bank, JP Morgan Chase Bank N.A., HSBC Bank and Bank of America [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Borrowing term			25 months
Number of foreign banks in cancelled Club Deal Loan | Bank		5
Wells Fargo Bank NY-Agent Administrative, Standard Chartered Bank, JP Morgan Chase Bank N.A., HSBC Bank and Bank of America [Member] | Interest Rate Swap [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Notional amount			S/ 941,000	S/ 924,000	$ 250.0	$ 250.0
Borrowings basis spread on variable rate, term			3 months
Borrowings basis spread on variable rate			0.015

[1]	As of December 31, 2024, the Group maintain cross currency swaps (CCS) that were designated as cash flow hedges of certain repo operations in U.S dollars for a nominal amount of US$60.0 million, equivalent to S/225.8 million (US$60.0 million, equivalent to S/222.5 million as of December 31, 2023), see Note 12(c).
[2]	In December 2024, a 25-month Club Deal Loan format loan for US$250.0 million, equivalent to S/941.0 million, agreed in November 2022 with five foreign banks was canceled: Wells Fargo Bank NY (Administrative Agent), Standard Chartered Bank, JP Morgan Chase Bank N.A., HSBC Bank and Bank of America (as of December 31, 2023, the balance was US$250.0 million equivalent to S/924.0 million).In April 2023, JP Morgan Chase Bank carried out a partial transfer of its collection rights in favor of ICBC Perú Bank S.A. for US$20.0 million or S/74.2 million. The loan accrued interest at a 3-month SOFR variable rate plus a spread of 1.5 percent. Likewise, the expenses related to said transaction were deferred and accrued proportionally during the term of the loan.
[3]	Promotional credit lines represent loans granted by Corporación Financiera de Desarrollo and Fondo de Cooperación para el Desarrollo Social (COFIDE and FONCODES for their Spanish acronyms, respectively) to promote the development of Peru, they mature between January 2025 and January 2032 and bear annual interest in soles at rates that fluctuate between 6.00 percent and 7.60 percent and interest in foreign currency at 7.75 percent as of December 31, 2024 (between January 2024 and January 2032 and with annual interest in soles at rates that fluctuate between 3.50 percent and 7.60 percent and interest in foreign currency between 7.75 percent as of December 31, 2023). These lines of credit are guaranteed with a portfolio of Fondo Mi Vivienda mortgage loans amounting S/4,550.6 million and S/4,389.4 million, as of December 31, 2024, and 2023 respectively.